UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549
                             FORM 13F
	   FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2005
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Cedar Hill Associates, Inc.
Address: 	600 Central Avenue
         	Suite 138
         	Highland Park, IL  60035

13F File Number:  28-02628

The institutional investment manager filing this report and the person by whom it is
signed hereby represent	that the person signing the report is authorized
to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  		Gilbert Licudine
Title:    	Vice President
Phone:    	847-861-8300
Signature, Place, and Date of Signing:

    Gilbert Licudine    Highland Park, Illinois    February 15, 2006

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   	None

Form 13F Information Table Entry Total:   	68

Form 13F Information Table Value Total:   	$205,426



List of Other Included Managers:

 None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Allstate Corp                  COM              020002101     3911    72335 SH       Sole                    72335
Alltel Corp                    COM              020039103     4937    78236 SH       Sole                    78236
American Intl Group            COM              026874107     3492    51185 SH       Sole                    51185
BP Amoco PLC Spons ADR F       COM              055622104      320     4980 SH       Sole                     4980
Bank New York                  COM              064057102     4140   129981 SH       Sole                   129981
Bank Of America Corporation    COM              060505104     3171    68710 SH       Sole                    68710
Burlington Resources           COM              122014103     5941    68920 SH       Sole                    68920
ChevronTexaco                  COM              166764100     2835    49940 SH       Sole                    49940
Consolidated Energy Inc        COM              20854p109     2772    42530 SH       Sole                    42530
Dell Inc                       COM              24702R101     3238   108118 SH       Sole                   108118
Exxon Mobil Corp               COM              30231G102     1349    24025 SH       Sole                    24025
Fortune Brands                 COM              349631101     3887    49826 SH       Sole                    49826
General Electric               COM              369604103     4809   137194 SH       Sole                   137194
Health Care Select Spdr        COM              81369Y209     7079   223165 SH       Sole                   223165
Honeywell Inc                  COM              438516106     2207    59235 SH       Sole                    59235
Hubbell Inc Cl B               COM              443510201     2909    64466 SH       Sole                    64466
Intel Corp                     COM              458140100      215     8630 SH       Sole                     8630
Intl Bus Machines              COM              459200101      338     4116 SH       Sole                     4116
JP Morgan Chase & Co           COM              46625H100     4084   102890 SH       Sole                   102890
Johnson & Johnson              COM              478160104      344     5728 SH       Sole                     5728
Kerr-Mcgee Corp                COM              492386107     3224    35479 SH       Sole                    35479
Kimberly Clark                 COM              494368103     2784    46676 SH       Sole                    46676
Kroger                         COM              501044101     2636   139630 SH       Sole                   139630
Laboratory Corp                COM              50540R409     2930    54409 SH       Sole                    54409
Liberty Media Corp             COM              530718105     4376   556015 SH       Sole                   556015
MB Financial Inc               COM              55264U108      370    10462 SH       Sole                    10462
Medimmune Inc                  COM              584699102     2022    57725 SH       Sole                    57725
Microsoft                      COM              594918104     5553   212351 SH       Sole                   212351
Millennium Cell Inc            COM              60038b105       20    15000 SH       Sole                    15000
National Semiconductor Corp    COM              637640103     3216   123804 SH       Sole                   123804
News Corp Cl B                 COM              65248E203     5129   308780 SH       Sole                   308780
Novartis AG Sponsored ADR      COM              66987V109     5374   102410 SH       Sole                   102410
Nu Horizons Electronics        COM              669908105      102    10100 SH       Sole                    10100
Praxair Inc                    COM              74005P104     6445   121690 SH       Sole                   121690
Schering-Plough                COM              806605101     3268   156748 SH       Sole                   156748
Schlumberger                   COM              806857108     5326    54825 SH       Sole                    54825
Servicemaster Company          COM              81760N109     2952   247015 SH       Sole                   247015
Sony Corp                      COM              835699307     3557    87175 SH       Sole                    87175
Texas Instruments              COM              882508104     5332   166275 SH       Sole                   166275
Thermo Electron                COM              883556102     4818   159900 SH       Sole                   159900
Time Warner Inc                COM              887317105     3742   214580 SH       Sole                   214580
Viacom Inc Cl B                COM              92553P201     4625   141875 SH       Sole                   141875
Wal-Mart                       COM              931142103     5160   110263 SH       Sole                   110263
Walgreen Co                    COM              931422109      401     9064 SH       Sole                     9064
Wrigley (Wm) Jr Co             COM              982526105      216     3254 SH       Sole                     3254
Pennsylvania Mutual Inv        COM              780905840     7997 741812.846 SH     Sole               741812.846
Royce Value Trust              COM              780910105     3624 180495.000 SH     Sole               180495.000
Westport Select Cap Fund Cl I  COM              961323409     2376 96883.867 SH      Sole                96883.867
Delaware Emerging Mkts Fd-Inst COM              245914817     6212 352748.089 SH     Sole               352748.089
IShares - Japan Index Fund     COM              464286848     3714 274711.000 SH     Sole               274711.000
Third Avenue Int'l Value Fund  COM              884116500    10879 514118.341 SH     Sole               514118.341
Leucadia National              COM              527288104      883    18600 SH       Sole                    18600
Leuthold Core Investment       COM              527289102      588    34156 SH       Sole                    34156
Wintergreen Fund               COM              97607W102     5285   516655 SH       Sole                   516655
Flaherty & Crumrine Pfd Inc Op COM              33848E106      696    62751 SH       Sole                    62751
Nuveen Quality Preferred Incom COM              67072C105      986    77039 SH       Sole                    77039
Blackrock Insd Mun 2008 Trm    COM              09247K109     2835 185274.000 SH     Sole               185274.000
Blackrock Mun Target Com       COM              09247M105     4247 429437.000 SH     Sole               429437.000
Capital Income Bldr Fd SBI     COM              140193103      998 18811.649 SH      Sole                18811.649
Harbor Bond Fund               COM              411511108     1892 162780.524 SH     Sole               162780.524
IShares Tr 1-3 Yr Trs Bd       COM              464287457      467 5825.000 SH       Sole                 5825.000
IShares Tr US Tips Bd Fd       COM              464287176     2817 27400.000 SH      Sole                27400.000
Pimco Funds-Shrt Trm D         COM              693391690      207 20733.896 SH      Sole                20733.896
Pimco Strtgc Glbl Gvt Fd Inc-C COM              72200x104      335 31700.000 SH      Sole                31700.000
Vanguard Fixed Short Term Corp COM              922031406      296 28210.027 SH      Sole                28210.027
Vanguard Mun Bd Fd Inc Short T COM              922907803      692 44559.544 SH      Sole                44559.544
Prudent Global Income Fund     COM              743982100      257    22203 SH       Sole                    22203
Uranium Participation Corp     COM              917017105     1585   281300 SH       Sole                   281300